Other Income	12 Months Ended
Dec. 31, 2023
Other Income [Abstract]
OTHER INCOME
23	OTHER INCOME

	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD
Interest income	1,571	49	7,323	1,596
Wage subsidy	149,500	29,900	-	-
Gain on disposal of investment	-	1,542,200	-	-
Gain on disposal of property, plant and equipment	-	6,501	-	-
IPO conference	-	-	502,949	109,592
Reimbursement income for expenses incurred	127,784	153,693	241,979	52,726
Total	278,855	1,732,343	752,251	163,914

The Wage Subsidy Program (“WSP”) is a financial assistance introduced in Malaysia paid to employers of every enterprise, for each worker earning RM 4,000 and below and for a period of six months only. The purpose of the WSP is to help employers affected economically by the COVID-19 pandemic to continue operations and avoid the loss of jobs and income streams for all enterprises.

In prior financial year, the gain on disposal of investment for DFA Robotics Co. Ltd to a third party, which is disclosed in Note 5.